SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
The Company is authorized to issue an unlimited number of common shares, first preference shares issuable in series and second preference shares issuable in series.

		Years ended December 31,
Number of common shares (in millions)	Notes	2022	2021
Outstanding, beginning of the year		477.0	475.3
Issuance of shares for share-based compensation	26	2.0	1.7
Outstanding, end of the year		479.0	477.0